Expense Example - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108